Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense for other intangible assets	$ 3.6	$ 3.6	$ 14.4	$ 15.4	$ 16.6